February 25, 2011

VIA Edgar

Securities and Exchange Commission
Public Reference Room
100 F Street, NE
Washington, DC  20549

Re:	Lincoln National Corporation (“LNC”) Form 10-K for the Year Ended December 31, 2010 (File No. 1-6028)

Dear Sir or Madam:

On behalf of LNC, we attached for filing LNC’s Form 10-K for the year ended December 31, 2010.  As explained in Note 2 to the Consolidated Financial Statements in Part II, Item 8, the financial statements in this report reflect changes in accounting methods from the preceding year, as follows:

1.	Amendment to Consolidation Topic of the FASB ASC.
2.	Update to Derivatives and Hedging Topic of the FASB ASC.
3.	Amendment to the Derivatives and Hedging Topic of the FASB ASC.
4.	Amendment to the Transfers and Servicing Topic of the FASB ASC.

If you have any questions regarding the Form 10-K, please feel free to give me a call at 484-583-1430.

Very truly yours,

/s/ Douglas N. Miller
Douglas N. Miller
Vice President and Chief Accounting Officer